Revenue Recognition - Estimated revenue (Details) ¥ in Thousands	Dec. 31, 2020 JPY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
2021	¥ 172,063
2022	90,313
2023	88,310
2024	79,168
2025	53,558
2026 and thereafter	34,730
Total remaining revenue performance obligation	¥ 518,142
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year